Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED EQUITY FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 31, 2015
Supplement [Text Block]	fef_SupplementTextBlock
Federated MDT Mid Cap Growth Strategies Fund

A Portfolio of Federated Equity Funds

CLASS A SHARES (TICKER FGSAX)
CLASS B SHARES (TICKER FGSBX)
CLASS C SHARES (TICKER FGSCX)
CLASS R6 SHARES (TICKER FGSKX)
INSTITUTIONAL SHARES (TICKER FGSIX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2015

Effective December 29, 2016, Federated MDT Mid Cap Growth Strategies Fund will change its name to "Federated MDT Mid Cap Growth Fund." Accordingly, any and all references to "Federated MDT Mid Cap Growth Strategies Fund" should be deleted and replaced with "Federated MDT Mid Cap Growth Fund."

Federated MDT Mid-Cap Growth Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fef_SupplementTextBlock
Federated MDT Mid Cap Growth Strategies Fund

A Portfolio of Federated Equity Funds

CLASS A SHARES (TICKER FGSAX)
CLASS B SHARES (TICKER FGSBX)
CLASS C SHARES (TICKER FGSCX)
CLASS R6 SHARES (TICKER FGSKX)
INSTITUTIONAL SHARES (TICKER FGSIX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2015

Effective December 29, 2016, Federated MDT Mid Cap Growth Strategies Fund will change its name to "Federated MDT Mid Cap Growth Fund." Accordingly, any and all references to "Federated MDT Mid Cap Growth Strategies Fund" should be deleted and replaced with "Federated MDT Mid Cap Growth Fund."